UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2022

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
January 31, 2022
MFS®  Emerging Markets
Debt Fund
EMD-SEM

MFS® Emerging Markets
Debt Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to levels not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. This has in turn led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
March 18, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Sovereign Emerging Markets	40.1%
Emerging Markets Corporate Bonds	25.8%
Other Government Entity-Emerging Markets Quasi Government	21.0%
Developed Markets Corporate Bonds	2.9%
Sovereign Developed Markets	0.5%
Supranational	0.2%
Government Securities Hedge (t)	(0.4)%
Portfolio facts (i)
Average Duration (d)	6.8
Average Effective Maturity (m)	12.1 yrs.
Composition including fixed income credit quality (a)(i)
AA	3.2%
A	6.3%
BBB	20.1%
BB	35.3%
B	22.1%
CCC	2.1%
CC	0.1%
C	0.1%
U.S. Government	0.7%
Not Rated	0.1%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	8.4%
Other	1.4%
Non-U.S. issuer country
weightings (i)(x)
Mexico	7.7%
India	5.0%
China	3.7%
United Arab Emirates	3.3%
Chile	3.2%
Ukraine	3.2%
Indonesia	3.2%
Dominican Republic	3.1%
Egypt	3.0%
Other Countries	51.0%
Non-U.S. currency exposure
weightings (i)(y)
Chilean Peso	0.3%
Brazilian Real	0.2%
Czech Koruna	0.2%
Uruguay Peso	0.1%
Polish Zloty	(0.5)%
Euro	(3.2)%

Portfolio Composition - continued
Emerging market local currency
bond weights by country (i)
Brazil	0.2%
India	0.2%
Mexico	0.2%
Uruguay	0.1%
South Africa	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts and U.S. Treasury securities with a bond equivalent exposure of (0.4)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States issuer country exposure is 13.6% and includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. United States Dollar currency exposure is 102.9% and includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Portfolio Composition - continued
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of January 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2021 through January 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2021 through January 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/21	Ending Account Value 1/31/22	Expenses Paid During Period (p) 8/01/21-1/31/22
A	Actual	1.04%	$1,000.00	$954.87	$5.12
	Hypothetical (h)	1.04%	$1,000.00	$1,019.96	$5.30
B	Actual	1.79%	$1,000.00	$951.51	$8.80
	Hypothetical (h)	1.79%	$1,000.00	$1,016.18	$9.10
C	Actual	1.79%	$1,000.00	$951.42	$8.80
	Hypothetical (h)	1.79%	$1,000.00	$1,016.18	$9.10
I	Actual	0.79%	$1,000.00	$956.54	$3.90
	Hypothetical (h)	0.79%	$1,000.00	$1,021.22	$4.02
R1	Actual	1.79%	$1,000.00	$951.51	$8.80
	Hypothetical (h)	1.79%	$1,000.00	$1,016.18	$9.10
R2	Actual	1.29%	$1,000.00	$954.56	$6.36
	Hypothetical (h)	1.29%	$1,000.00	$1,018.70	$6.56
R3	Actual	1.04%	$1,000.00	$955.55	$5.13
	Hypothetical (h)	1.04%	$1,000.00	$1,019.96	$5.30
R4	Actual	0.79%	$1,000.00	$956.76	$3.90
	Hypothetical (h)	0.79%	$1,000.00	$1,021.22	$4.02
R6	Actual	0.67%	$1,000.00	$957.25	$3.31
	Hypothetical (h)	0.67%	$1,000.00	$1,021.83	$3.41
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 90.3%
Angola – 0.9%
Republic of Angola, 8%, 11/26/2029 (n)		$3,588,000	$ 3,553,734
Republic of Angola, 8%, 11/26/2029		16,371,000	16,214,657
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	487,450
Republic of Angola, 9.375%, 5/08/2048		11,453,000	11,165,530
Republic of Angola, 9.125%, 11/26/2049 (n)		1,391,000	1,328,895
Republic of Angola, 9.125%, 11/26/2049		47,641,000	45,513,925
			$78,264,191
Argentina – 1.1%
Province of Cordoba, 5%, 6/01/2027 (n)		$1,556,036	$ 962,564
Province of Cordoba, 5%, 6/01/2027		1,862,085	1,151,886
Province of Santa Fe, 7%, 3/23/2023 (n)		11,758,000	10,729,175
Province of Santa Fe, 7%, 3/23/2023		150,000	136,875
Republic of Argentina, 0.5%, 7/09/2030		13,715,548	4,629,134
Republic of Argentina, 1.125%, 7/09/2035		29,877,549	9,217,523
Republic of Argentina, 2%, 1/09/2038		105,010,000	39,693,780
Republic of Argentina, 2.5%, 7/09/2041		89,209,000	31,837,800
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(z)		13,021,612	3,776,398
			$102,135,135
Azerbaijan – 1.1%
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		$8,882,000	$ 10,129,086
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		45,055,000	51,380,992
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		35,009,000	41,322,523
			$102,832,601
Benin – 0.5%
Republic of Benin, 4.875%, 1/19/2032	EUR	8,802,000	$ 9,515,810
Republic of Benin, 4.875%, 1/19/2032 (n)		15,985,000	17,281,324
Republic of Benin, 6.875%, 1/19/2052 (n)		10,532,000	11,481,615
Republic of Benin, 6.875%, 1/19/2052		2,800,000	3,052,461
			$41,331,210
Bermuda – 0.5%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$19,032,000	$ 18,579,990
Government of Bermuda, 2.375%, 8/20/2030		4,000,000	3,905,000
Government of Bermuda, 3.375%, 8/20/2050 (n)		16,584,000	15,993,610

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Bermuda – continued
Government of Bermuda, 3.375%, 8/20/2050		$2,300,000	$ 2,218,120
			$40,696,720
Brazil – 2.7%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)		$9,369,000	$ 9,101,983
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		480,000	490,800
Aegea Finance S.à r.l., 5.75%, 10/10/2024		22,179,000	22,678,027
Azul Investments LLP, 7.25%, 6/15/2026 (n)		20,068,000	18,111,571
Banco Bradesco S.A., 4.375%, 3/18/2027 (n)		23,186,000	23,744,783
CSN Inova Ventures, 6.75%, 1/28/2028		13,083,000	13,761,877
Ero Copper Corp., 6.5%, 2/15/2030 (n)(w)		9,250,000	9,140,295
Federative Republic of Brazil, 10%, 1/01/2029	BRL	126,083,000	22,281,858
Federative Republic of Brazil, 3.75%, 9/12/2031		$9,536,000	8,687,296
Federative Republic of Brazil, 4.75%, 1/14/2050		30,155,000	25,198,423
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		13,007,000	13,852,455
FS Luxembourg S.à r.l., 10%, 12/15/2025		10,400,000	11,076,000
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		23,227,000	22,274,693
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		4,262,491	4,251,877
MV24 Capital B.V., 6.748%, 6/01/2034		17,845,566	17,801,131
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)		1,417,000	1,343,167
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030		239,000	226,547
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		17,217,000	17,432,212
TerraForm Global Operating LLC, 6.125%, 3/01/2026		1,392,000	1,409,400
			$242,864,395
Bulgaria – 0.4%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	24,484,000	$ 26,803,766
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028 (n)		6,782,000	7,183,572
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		2,300,000	2,436,186
			$36,423,524
Chile – 3.2%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$7,009,000	$ 7,129,520
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		14,919,000	15,175,532
Agrosuper S.A., 4.6%, 1/20/2032 (n)		9,107,000	9,231,311
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		15,533,000	14,225,432
Banco de Chile, 2.99%, 12/09/2031 (n)		3,051,000	2,949,676
Banco del Estado de Chile, 3.875%, 2/08/2022		5,423,000	5,425,657

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chile – continued
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$15,334,000	$ 15,509,184
Banco del Estado de Chile, 2.704%, 1/09/2025	11,598,000	11,730,502
Chile Electricity PEC S.p.A., 0%, 1/25/2028	12,853,000	10,394,864
CIA Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	22,117,000	22,006,415
E.CL S.A., 4.5%, 1/29/2025	12,863,000	13,409,677
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026	9,360,000	9,512,194
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)	4,892,000	5,173,290
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029	1,300,000	1,374,750
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)	21,072,000	19,228,411
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	3,831,000	3,993,818
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	19,882,000	19,416,761
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	8,000,000	7,812,800
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	18,235,000	17,950,534
Republic of Chile, 2.75%, 1/31/2027	9,387,000	9,513,818
Republic of Chile, 3.5%, 1/31/2034	19,847,000	20,283,634
Transelec S.A., 4.625%, 7/26/2023 (n)	11,696,000	12,120,097
Transelec S.A., 3.875%, 1/12/2029 (n)	3,436,000	3,590,654
Transelec S.A., 3.875%, 1/12/2029	5,077,000	5,305,516
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)	8,107,000	7,966,181
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028	10,786,000	10,598,647
VTR Finance B.V., 6.375%, 7/15/2028	5,600,000	5,712,000
VTR Finance N.V., 6.375%, 7/15/2028 (n)	8,102,000	8,264,040
		$295,004,915
China – 3.7%
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	$20,590,000	$ 21,220,219
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029	20,699,000	21,600,210
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT-1yr. + 2.75%) to 9/28/2030	18,570,000	18,644,466
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027	15,881,000	16,804,914
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028	7,351,000	8,153,944
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)	14,107,000	13,949,760
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.75%, 4/27/2027	4,627,000	4,644,351
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.75%, 5/29/2024	14,333,000	14,207,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
China – continued
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	$14,172,000	$ 13,817,700
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	10,160,000	11,017,504
Meituan, 2.125%, 10/28/2025 (n)	11,141,000	10,512,202
Meituan, 2.125%, 10/28/2025	2,700,000	2,547,612
Meituan, 3.05%, 10/28/2030 (n)	19,644,000	17,211,547
Meituan, 3.05%, 10/28/2030	2,500,000	2,190,433
Prosus N.V., 3.061%, 7/13/2031 (n)	19,366,000	17,796,746
Prosus N.V., 4.193%, 1/19/2032 (n)	12,510,000	12,392,027
Prosus N.V., 4.027%, 8/03/2050 (n)	13,132,000	11,398,853
Prosus N.V., 4.027%, 8/03/2050	3,100,000	2,690,865
Shimao Group Holdings Ltd., 5.6%, 7/15/2026	13,866,000	6,378,360
Shimao Group Holdings Ltd., 5.2%, 1/16/2027	9,943,000	4,325,205
Shimao Group Holdings Ltd., 3.45%, 1/11/2031	10,444,000	4,282,040
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)	1,712,000	1,819,280
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027	54,879,000	58,317,911
Sunac China Holdings Ltd., 7.95%, 10/11/2023	2,854,000	1,733,805
Sunac China Holdings Ltd., 7.5%, 2/01/2024	17,259,000	10,398,547
Sunac China Holdings Ltd., 6.5%, 1/10/2025	7,326,000	4,322,340
Times China Holdings Ltd., 6.75%, 7/08/2025	9,600,000	4,464,000
Times China Holdings Ltd., 6.2%, 3/22/2026	10,500,000	4,725,000
Weibo Corp., 3.375%, 7/08/2030	11,079,000	10,605,605
		$332,173,032
Colombia – 1.7%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	$9,810,000	$ 9,686,247
Ecopetrol S.A. (Republic of Colombia), 4.625%, 11/02/2031	24,385,000	22,465,900
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)	4,833,000	4,392,037
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031	4,600,000	4,180,296
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	21,783,000	19,196,486
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030	1,000,000	881,260
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	10,408,000	10,198,254
Republic of Colombia, 4.5%, 1/28/2026	20,902,000	21,527,597
Republic of Colombia, 3.125%, 4/15/2031	20,200,000	17,350,588
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)	18,995,000	17,665,350
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	20,699,200	20,725,281
TermoCandelaria Power Ltd., 7.875%, 1/30/2029	3,910,000	3,914,927
		$152,184,223

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Costa Rica – 0.5%
Republic of Costa Rica, 7%, 4/04/2044		$23,945,000	$ 22,173,310
Republic of Costa Rica, 7.158%, 3/12/2045		22,471,000	21,089,258
			$43,262,568
Cote d'Ivoire – 1.2%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	17,482,000	$ 19,623,268
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		27,029,000	28,463,629
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		6,400,000	6,739,696
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		20,357,000	23,014,160
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		15,554,000	17,584,234
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		8,040,000	8,595,926
Republic of Cote d'Ivoire, 6.625%, 3/22/2048		2,200,000	2,352,119
			$106,373,032
Croatia – 0.2%
Republic of Croatia, 1.75%, 3/04/2041	EUR	19,304,000	$ 21,274,597
Czech Republic – 0.2%
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	18,215,000	$ 21,575,643
Dominican Republic – 3.1%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$20,083,000	$ 20,735,898
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		7,699,000	7,949,294
Dominican Republic, 4.5%, 1/30/2030 (n)		9,738,000	9,553,075
Dominican Republic, 4.5%, 1/30/2030		600,000	588,606
Dominican Republic, 4.875%, 9/23/2032 (n)		34,409,000	33,755,573
Dominican Republic, 4.875%, 9/23/2032		12,700,000	12,458,827
Dominican Republic, 5.3%, 1/21/2041 (n)		19,340,000	18,373,000
Dominican Republic, 5.3%, 1/21/2041		12,400,000	11,780,000
Dominican Republic, 6.5%, 2/15/2048 (n)		2,821,000	2,852,906
Dominican Republic, 6.5%, 2/15/2048		18,662,000	18,873,067
Dominican Republic, 6.4%, 6/05/2049		21,702,000	21,623,873
Dominican Republic, 5.875%, 1/30/2060 (n)		40,596,000	36,739,380
Dominican Republic, 5.875%, 1/30/2060		73,892,000	66,872,260
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		11,063,000	11,079,595
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028		11,200,000	11,216,800
			$284,452,154

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ecuador – 1.9%
Republic of Ecuador, 5%, 7/31/2030		$27,395,000	$ 23,765,163
Republic of Ecuador, 1%, 7/31/2035 (n)		16,732,831	11,821,745
Republic of Ecuador, 1%, 7/31/2035		113,521,000	80,202,586
Republic of Ecuador, 0.5%, 7/31/2040 (n)		20,497,161	12,298,502
Republic of Ecuador, 6.4%, 7/31/2040		80,426,000	48,256,404
			$176,344,400
Egypt – 3.0%
Arab Republic of Egypt, 7.5%, 1/31/2027		$7,834,000	$ 7,912,340
Arab Republic of Egypt, 5.8%, 9/30/2027 (n)		18,307,000	17,141,723
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		16,893,000	15,888,272
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		8,696,000	8,369,030
Arab Republic of Egypt, 7.6%, 3/01/2029		21,652,000	20,837,885
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	12,482,000	12,305,101
Arab Republic of Egypt, 6.375%, 4/11/2031		5,100,000	5,027,721
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$8,716,000	7,668,511
Arab Republic of Egypt, 7.052%, 1/15/2032		7,961,000	7,004,247
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		13,481,000	12,102,433
Arab Republic of Egypt, 7.625%, 5/29/2032		4,200,000	3,770,508
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		16,105,000	13,433,084
Arab Republic of Egypt, 8.5%, 1/31/2047		47,072,000	39,262,473
Arab Republic of Egypt, 7.903%, 2/21/2048		18,000,000	14,335,560
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		12,828,000	10,849,409
Arab Republic of Egypt, 8.7%, 3/01/2049		12,386,000	10,475,583
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		11,862,000	10,130,599
Arab Republic of Egypt, 8.875%, 5/29/2050		11,448,000	9,777,027
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		26,042,000	20,180,988
Energean PLC, 6.5%, 4/30/2027 (n)		23,235,000	22,450,819
			$268,923,313
El Salvador – 0.1%
Republic of El Salvador, 7.65%, 6/15/2035		$8,436,000	$ 4,572,312
Republic of El Salvador, 7.124%, 1/20/2050		10,712,000	5,650,580
			$10,222,892
Gabon – 0.2%
Republic of Gabon, 7%, 11/24/2031 (n)		$14,600,000	$ 14,259,090
Republic of Gabon, 7%, 11/24/2031		4,726,000	4,615,648
			$18,874,738
Ghana – 0.7%
Republic of Ghana, 7.75%, 4/07/2029		$4,409,000	$ 3,453,349
Republic of Ghana, 10.75%, 10/14/2030		12,396,000	13,235,209
Republic of Ghana, 8.625%, 4/07/2034		19,211,000	14,663,756

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ghana – continued
Republic of Ghana, 7.875%, 2/11/2035 (n)		$1,380,000	$ 1,032,737
Republic of Ghana, 7.875%, 2/11/2035		38,646,000	28,921,121
Republic of Ghana, 8.75%, 3/11/2061		4,612,000	3,410,694
			$64,716,866
Guatemala – 2.7%
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$18,731,000	$ 18,463,521
Central America Bottling Co., 5.25%, 4/27/2029 (n)		31,580,000	32,018,330
CT Trust, 5.125%, 2/03/2032 (n)(w)		18,401,000	18,741,418
Energuate Trust, 5.875%, 5/03/2027 (n)		10,465,000	10,648,242
Energuate Trust, 5.875%, 5/03/2027		20,150,000	20,502,826
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		23,025,000	24,370,236
Republic of Guatemala, 4.875%, 2/13/2028		4,270,000	4,477,138
Republic of Guatemala, 4.9%, 6/01/2030		14,521,000	15,168,637
Republic of Guatemala, 3.7%, 10/07/2033 (n)		14,866,000	14,093,117
Republic of Guatemala, 4.65%, 10/07/2041 (n)		13,906,000	13,384,525
Republic of Guatemala, 4.65%, 10/07/2041		9,700,000	9,336,250
Republic of Guatemala, 6.125%, 6/01/2050 (n)		16,052,000	17,514,337
Republic of Guatemala, 6.125%, 6/01/2050		41,928,000	45,747,641
			$244,466,218
Honduras – 0.0%
Government of Honduras, 5.625%, 6/24/2030		$2,099,000	$ 2,046,525
Hungary – 0.7%
MOL PLC, 1.5%, 10/08/2027	EUR	12,263,000	$ 13,852,204
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag, 0.875%, 11/18/2027		17,000,000	18,409,729
Republic of Hungary, 2.125%, 9/22/2031 (n)		$21,078,000	19,929,038
Republic of Hungary, 1.75%, 6/05/2035	EUR	10,505,000	12,010,502
			$64,201,473
India – 4.9%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$17,583,000	$ 18,646,772
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		6,100,000	6,469,050
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)		24,654,000	24,474,555
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		16,247,465	16,281,752
Adani Transmission Ltd., 4.25%, 5/21/2036		3,801,000	3,809,021
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		9,189,000	9,000,809
Clean Renewable Power, 4.25%, 3/25/2027 (n)		8,936,000	8,801,960

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$25,744,000	$ 24,714,240
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		5,639,000	5,299,532
Delhi International Airport Ltd., 6.45%, 6/04/2029		3,900,000	3,665,220
Export-Import Bank of India, 3.25%, 1/15/2030		8,668,000	8,595,103
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		35,290,000	32,005,529
Export-Import Bank of India, 2.25%, 1/13/2031		8,840,000	8,017,253
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)		6,000,000	6,045,000
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024		2,900,000	2,921,750
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		18,653,930	18,340,171
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		17,901,000	17,516,129
Indian Railway Finance Corp., 3.249%, 2/13/2030		5,200,000	5,134,429
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		36,065,000	33,939,682
Indian Railway Finance Corp., 2.8%, 2/10/2031		14,093,000	13,262,497
Indian Railway Finance Corp., 3.57%, 1/21/2032 (n)		11,016,000	10,968,962
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		18,640,000	18,507,162
JSW Steel Ltd., 5.05%, 4/05/2032 (n)		24,036,000	22,254,118
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		5,491,000	5,556,969
Muthoot Finance Ltd., 6.125%, 10/31/2022		1,600,000	1,619,222
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		16,708,000	16,794,882
Muthoot Finance Ltd., 4.4%, 9/02/2023		9,200,000	9,247,840
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		11,524,000	11,597,064
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030		2,900,000	2,918,386
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		25,816,000	24,551,730
Republic of India, 7.27%, 4/08/2026	INR	1,222,290,000	17,046,296
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		$19,219,000	19,247,828
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		20,975,000	20,660,375
			$447,911,288
Indonesia – 3.1%
Bank Negara Indonesia, 3.75%, 3/30/2026		$24,696,000	$ 24,613,345
Indofood CBP, 3.541%, 4/27/2032		12,488,000	11,931,887
Indofood CBP, 4.805%, 4/27/2052		24,814,000	23,389,535
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		4,717,000	4,746,717
Listrindo Capital B.V., 4.95%, 9/14/2026		18,402,000	18,517,933
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		5,504,000	5,327,872
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		13,366,000	12,938,288

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		$19,548,000	$ 19,196,550
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		9,493,000	9,556,413
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		13,222,000	12,647,349
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		4,703,000	4,983,910
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,953,000	6,871,372
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,500,000	2,470,650
Republic of Indonesia, 4.125%, 1/15/2025		13,121,000	13,957,771
Republic of Indonesia, 3.4%, 9/18/2029		11,637,000	12,125,870
Republic of Indonesia, 1.1%, 3/12/2033	EUR	15,634,000	16,425,171
Republic of Indonesia, 4.625%, 4/15/2043		$25,272,000	27,710,006
Republic of Indonesia, 4.35%, 1/11/2048		25,703,000	27,299,599
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		3,870,000	3,769,612
Saka Energi Indonesia PT, 4.45%, 5/05/2024		200,000	194,812
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)		5,964,000	6,224,925
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038		250,000	260,938
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		11,239,418	11,955,932
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		7,593,590	8,077,681
			$285,194,138
Israel – 1.2%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$29,022,000	$ 28,223,895
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		13,901,000	13,675,109
Energean Israel Finance Ltd., 4.875%, 3/30/2026		19,900,000	19,526,875
Energean Israel Finance Ltd., 5.375%, 3/30/2028		9,556,000	9,293,210
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		17,216,000	18,033,760
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		22,624,000	24,122,840
			$112,875,689
Jamaica – 0.4%
Government of Jamaica, 8%, 3/15/2039		$6,139,000	$ 8,471,881
Government of Jamaica, 7.875%, 7/28/2045		21,108,000	29,036,165
			$37,508,046

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Jordan – 0.8%
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)	$25,974,000	$ 25,628,182
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030	7,100,000	7,005,471
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047	41,781,000	41,013,483
		$73,647,136
Kazakhstan – 1.8%
Development Bank of Kazakhstan, 4.125%, 12/10/2022	$41,472,000	$ 42,030,462
Development Bank of Kazakhstan, 2.95%, 5/06/2031	18,034,000	17,102,183
KazMunayGas National Co., 5.75%, 4/19/2047	9,038,000	10,104,755
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	6,165,000	6,828,231
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)	2,262,000	2,736,495
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	3,433,000	4,153,134
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	8,127,000	8,536,617
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	4,422,000	4,555,367
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	39,894,000	41,097,203
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	18,423,000	17,926,390
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	4,000,000	3,892,176
		$158,963,013
Kenya – 0.5%
Republic of Kenya, 6.875%, 6/24/2024	$5,388,000	$ 5,710,957
Republic of Kenya, 7%, 5/22/2027 (n)	2,230,000	2,288,381
Republic of Kenya, 7%, 5/22/2027	13,541,000	13,895,503
Republic of Kenya, 8%, 5/22/2032	12,414,000	12,993,933
Republic of Kenya, 8.25%, 2/28/2048	13,936,000	13,352,918
		$48,241,692
Kuwait – 0.6%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$12,686,000	$ 13,499,172
EQUATE Petrochemical B.V. (State of Kuwait), 2.625%, 4/28/2028 (n)	7,910,000	7,732,025
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)	7,513,000	8,836,836

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Kuwait – continued
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	$24,508,000	$ 23,466,410
		$53,534,443
Macau – 0.2%
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029	$21,883,000	$ 22,093,324
Malaysia – 0.7%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$28,749,000	$ 27,881,930
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	23,566,000	21,919,482
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	8,774,000	9,254,115
		$59,055,527
Mexico – 7.6%
Braskem Idesa S.A.P.I., 6.99%, 2/20/2032 (n)	$18,238,000	$ 18,101,215
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)	6,877,000	7,493,523
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027	1,600,000	1,743,440
CEMEX S.A.B. de C.V., 3.875%, 7/11/2031 (n)	18,586,000	17,618,970
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)	21,119,000	19,561,474
Comision Federal de Electricidad (United Mexican States), 4.677%, 2/09/2051 (n)	17,054,000	15,114,278
Comision Federal de Electricidad (United Mexican States), 4.677%, 2/09/2051	2,300,000	2,038,398
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	18,932,000	18,553,549
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)	24,530,000	24,376,687
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	19,602,000	19,528,689
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059	23,211,000	23,916,847
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	9,963,000	10,236,983
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027	12,649,000	12,996,848
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)	12,697,000	12,316,217
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048	14,616,000	14,177,666
Petroleos Mexicanos, 6.49%, 1/23/2027	33,141,000	34,603,512
Petroleos Mexicanos, 6.5%, 3/13/2027	8,890,000	9,290,050
Petroleos Mexicanos, 6.84%, 1/23/2030	28,251,000	28,914,898
Petroleos Mexicanos, 5.95%, 1/28/2031	47,584,000	45,276,176
Petroleos Mexicanos, 6.7%, 2/16/2032 (n)	56,208,000	55,640,299
Petroleos Mexicanos, 6.5%, 6/02/2041	12,342,000	10,696,565
Petroleos Mexicanos, 6.75%, 9/21/2047	72,515,000	62,217,870

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
Petroleos Mexicanos, 7.69%, 1/23/2050		$87,599,000	$ 81,160,473
Petroleos Mexicanos, 6.95%, 1/28/2060		54,204,000	46,425,726
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		23,330,000	21,755,225
United Mexican States, 5.75%, 3/05/2026	MXN	410,200,000	18,619,874
United Mexican States, 1.45%, 10/25/2033	EUR	11,609,000	11,656,669
United Mexican States, 3.5%, 2/12/2034		$21,420,000	20,659,804
United Mexican States, 4.5%, 1/31/2050		13,148,000	13,035,059
United Mexican States, 4.4%, 2/12/2052		15,466,000	14,861,434
			$692,588,418
Morocco – 1.8%
Kingdom of Morocco, 4.25%, 12/11/2022		$8,511,000	$ 8,692,114
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	10,298,000	11,612,098
Kingdom of Morocco, 1.375%, 3/30/2026		1,200,000	1,353,129
Kingdom of Morocco, 2%, 9/30/2030		12,928,000	13,725,148
Kingdom of Morocco, 1.5%, 11/27/2031		9,304,000	9,354,496
Kingdom of Morocco, 3%, 12/15/2032 (n)		$30,274,000	27,920,196
Kingdom of Morocco, 3%, 12/15/2032		10,450,000	9,637,513
Kingdom of Morocco, 4%, 12/15/2050 (n)		15,868,000	13,586,182
Kingdom of Morocco, 4%, 12/15/2050		13,500,000	11,558,700
OCP S.A., 5.125%, 6/23/2051		10,685,000	9,669,925
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		17,763,000	17,030,809
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044		6,278,000	6,999,970
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		2,259,000	2,518,785
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		19,582,000	17,721,710
			$161,380,775
Nigeria – 1.3%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		$16,682,000	$ 16,038,909
Federal Republic of Nigeria, 7.875%, 2/16/2032		27,893,000	27,125,942
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		27,604,000	25,688,282
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		1,636,000	1,473,971
Federal Republic of Nigeria, 7.696%, 2/23/2038		47,876,000	43,134,361
			$113,461,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oman – 2.5%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	$17,230,000	$ 17,854,725
Sultanate of Oman, 6%, 8/01/2029	17,729,000	18,620,698
Sultanate of Oman, 6.25%, 1/25/2031 (n)	7,593,000	8,073,865
Sultanate of Oman, 6.25%, 1/25/2031	20,533,000	21,833,355
Sultanate of Oman, 6.5%, 3/08/2047	23,166,000	22,012,333
Sultanate of Oman, 6.75%, 1/17/2048 (n)	1,500,000	1,466,700
Sultanate of Oman, 6.75%, 1/17/2048	84,187,000	82,318,049
Sultanate of Oman, 7%, 1/25/2051 (n)	19,243,000	19,339,215
Sultanate of Oman, 7%, 1/25/2051	36,680,000	36,863,400
		$228,382,340
Pakistan – 0.4%
Islamic Republic of Pakistan, 6%, 4/08/2026 (n)	$14,055,000	$ 13,527,937
Islamic Republic of Pakistan, 6.875%, 12/05/2027	9,500,000	9,238,750
Islamic Republic of Pakistan, 7.375%, 4/08/2031	9,631,000	9,041,294
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)	6,778,000	6,306,929
		$38,114,910
Panama – 1.7%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)	$14,563,000	$ 14,279,021
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	24,394,000	24,272,274
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	12,229,000	14,475,871
Autoridad del Canal de Panama, 4.95%, 7/29/2035	5,145,000	6,090,306
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)	6,930,000	6,947,394
Banistmo S.A., 4.25%, 7/31/2027	8,156,000	8,145,886
Cable Onda S.A., 4.5%, 1/30/2030 (n)	8,760,000	8,913,300
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	8,721,000	9,309,755
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049	7,400,000	7,899,574
Panama Canal Railway Co., 7%, 11/01/2026	2,935,764	3,082,582
Panama Canal Railway Co., 7%, 11/01/2026 (n)	582,660	611,799
Republic of Panama, 3.75%, 4/17/2026	6,166,000	6,397,842
Republic of Panama, 3.362%, 6/30/2031 (n)	23,029,000	22,660,536
Republic of Panama, 4.5%, 1/19/2063	21,446,000	21,687,482
		$154,773,622

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Paraguay – 2.1%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$16,352,000	$ 15,657,040
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025		2,000,000	1,915,000
Republic of Paraguay, 5%, 4/15/2026		4,938,000	5,357,779
Republic of Paraguay, 4.95%, 4/28/2031 (n)		9,772,000	10,651,578
Republic of Paraguay, 4.95%, 4/28/2031		14,074,000	15,340,801
Republic of Paraguay, 3.849%, 6/28/2033 (n)		11,290,000	11,323,870
Republic of Paraguay, 6.1%, 8/11/2044		17,159,000	20,076,202
Republic of Paraguay, 5.6%, 3/13/2048 (n)		10,688,000	11,650,027
Republic of Paraguay, 5.6%, 3/13/2048		38,679,000	42,160,497
Republic of Paraguay, 5.4%, 3/30/2050 (n)		4,556,000	4,874,965
Republic of Paraguay, 5.4%, 3/30/2050		38,513,000	41,209,295
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		4,583,000	4,735,201
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		8,800,000	9,092,248
			$194,044,503
Peru – 0.9%
El Fondo Mivivienda S.A., 3.5%, 1/31/2023		$4,192,000	$ 4,242,304
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		14,210,000	14,511,476
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		657,395	685,334
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		40,018	41,719
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		20,844,000	20,946,969
Inkia Energy Ltd., 5.875%, 11/09/2027		3,050,000	3,065,067
Minsur S.A., 4.5%, 10/28/2031 (n)		12,012,000	12,042,030
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		27,985,000	27,033,510
			$82,568,409
Philippines – 0.5%
Republic of Philippines, 1.2%, 4/28/2033	EUR	11,955,000	$ 13,099,107
Republic of Philippines, 1.75%, 4/28/2041		28,075,000	30,206,689
			$43,305,796
Poland – 0.6%
Can-Pack S.A., 3.875%, 11/15/2029 (n)		$17,046,000	$ 16,324,553
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		12,199,000	12,118,883
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		800,000	794,746
Canpack S.A./Eastern PA Land Investment Holding LLC, 2.375%, 11/01/2027 (n)	EUR	6,194,000	6,836,040
Synthos S.A., 2.5%, 6/07/2028 (n)		17,671,000	18,410,168

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Poland – continued
Synthos S.A., 2.5%, 6/07/2028	EUR	600,000	$ 625,098
			$55,109,488
Qatar – 2.8%
ABQ Finance Ltd., 2%, 7/06/2026		$20,756,000	$ 20,210,657
Commercial Bank P.S.Q.C., 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169		30,177,000	30,433,504
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)		20,025,000	19,752,059
Qatar Petroleum, 2.25%, 7/12/2031 (n)		20,225,000	19,466,563
Qatar Petroleum, 3.125%, 7/12/2041		14,416,000	13,967,662
Qatar Petroleum, 3.3%, 7/12/2051 (n)		15,298,000	14,968,298
State of Qatar, 4%, 3/14/2029 (n)		5,769,000	6,355,442
State of Qatar, 4%, 3/14/2029		15,940,000	17,560,365
State of Qatar, 4.625%, 6/02/2046		3,700,000	4,455,673
State of Qatar, 5.103%, 4/23/2048 (n)		17,659,000	22,813,662
State of Qatar, 5.103%, 4/23/2048		21,301,000	27,518,762
State of Qatar, 4.817%, 3/14/2049 (n)		23,161,000	28,951,250
State of Qatar, 4.817%, 3/14/2049		21,700,000	27,125,000
			$253,578,897
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$18,317,000	$ 18,376,787
Aragvi Finance International DAC, 8.45%, 4/29/2026		1,800,000	1,805,875
			$20,182,662
Romania – 1.0%
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	23,124,000	$ 23,618,348
Republic of Romania, 2%, 1/28/2032		4,781,000	4,755,127
Republic of Romania, 2%, 1/28/2032 (n)		8,936,000	8,887,641
Republic of Romania, 3.625%, 3/27/2032 (n)		$12,844,000	12,827,945
Republic of Romania, 3.75%, 2/07/2034 (n)(w)	EUR	17,580,000	19,723,199
Republic of Romania, 2.625%, 12/02/2040 (n)		8,479,000	7,906,551
Republic of Romania, 2.625%, 12/02/2040		3,600,000	3,356,951
Republic of Romania, 2.75%, 4/14/2041 (n)		11,765,000	11,044,507
			$92,120,269
Russia – 1.2%
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028		$7,420,000	$ 7,495,269
Gaz Capital S.A. (Russian Federation), 3.25%, 2/25/2030		2,200,000	1,970,289
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030 (n)		11,993,000	10,740,763
Gazprom PJSC via Gaz Finance PLC (Russian Federation), 1.85%, 11/17/2028 (n)	EUR	16,371,000	16,758,280

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Russia – continued
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (n)		$9,372,000	$ 9,031,422
Russian Federation, 4.75%, 5/27/2026		4,800,000	4,920,000
Russian Federation, 4.25%, 6/23/2027		33,400,000	33,483,500
Russian Federation, 4.25%, 6/23/2027 (n)		1,600,000	1,604,000
Russian Federation, 5.1%, 3/28/2035		6,200,000	6,511,959
Russian Federation, 5.1%, 3/28/2035 (n)		13,400,000	14,074,234
			$106,589,716
Rwanda – 0.1%
Republic of Rwanda, 5.5%, 8/09/2031 (n)		$11,694,000	$ 11,476,024
Saudi Arabia – 2.9%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$23,622,000	$ 22,844,836
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		9,862,000	10,146,026
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		29,610,000	30,339,590
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		33,163,000	31,505,248
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		21,954,000	25,036,781
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		12,884,000	16,204,207
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		4,700,000	5,911,190
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		21,624,000	20,193,313
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		9,085,000	8,979,614
Saudi Arabian Oil Co., 3.5%, 4/16/2029		11,981,000	12,535,121
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		12,918,000	12,256,469
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		3,926,000	4,236,154
Saudi Arabian Oil Co., 3.5%, 11/24/2070		19,633,000	18,057,648
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 4/17/2030		12,820,000	14,531,803
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		31,268,000	35,051,428
			$267,829,428
Senegal – 0.2%
Republic of Senegal, 6.25%, 5/23/2033		$20,126,000	$ 20,246,756
Serbia – 0.8%
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	13,919,000	$ 16,660,548
Republic of Serbia, 3.125%, 5/15/2027		800,000	957,571
Republic of Serbia, 1.5%, 6/26/2029		8,466,000	9,005,119
Republic of Serbia, 1.65%, 3/03/2033 (n)		15,354,000	15,457,928
Republic of Serbia, 1.65%, 3/03/2033		689,000	693,664
Republic of Serbia, 2.05%, 9/23/2036 (n)		21,739,000	21,483,319
Republic of Serbia, 2.05%, 9/23/2036		7,400,000	7,312,966
			$71,571,115

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Singapore – 0.8%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$15,478,000	$ 15,139,960
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		3,500,000	3,423,560
Puma International Financing S.A., 5%, 1/24/2026		16,956,000	16,896,654
Puma International Financing S.A., 5%, 1/24/2026 (n)		12,560,000	12,516,040
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		22,369,000	21,877,807
			$69,854,021
Slovenia – 0.2%
United Group B.V., 3.125%, 2/15/2026	EUR	6,462,000	$ 6,887,573
United Group B.V., 3.625%, 2/15/2028		8,187,000	8,568,198
United Group B.V., 4.625%, 8/15/2028 (n)		5,709,000	6,189,296
			$21,645,067
South Africa – 2.1%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$33,033,000	$ 33,478,285
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		14,492,000	15,144,140
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		10,600,000	11,077,000
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		9,296,734	9,552,394
Republic of South Africa, 10.5%, 12/21/2026	ZAR	120,407,000	8,660,765
Republic of South Africa, 4.85%, 9/27/2027		$6,904,000	7,145,640
Republic of South Africa, 8%, 1/31/2030	ZAR	81,734,000	4,907,762
Republic of South Africa, 5.75%, 9/30/2049		$38,812,000	35,532,386
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		23,001,000	22,713,488
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		40,715,000	39,798,912
			$188,010,772
Sri Lanka – 0.2%
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		$3,554,000	$ 1,726,320
Republic of Sri Lanka, 7.85%, 3/14/2029		12,214,000	5,932,828
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		4,461,000	2,174,738
Republic of Sri Lanka, 7.55%, 3/28/2030		17,342,000	8,454,225
			$18,288,111

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supranational – 0.2%
West African Development Bank, 4.7%, 10/22/2031	$4,800,000	$ 5,162,880
West African Development Bank, 4.7%, 10/22/2031 (n)	15,044,000	16,181,326
		$21,344,206
Thailand – 0.5%
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	$13,177,000	$ 13,149,723
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)	30,763,000	29,870,645
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	7,126,000	6,085,087
		$49,105,455
Trinidad & Tobago – 0.4%
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	$13,810,000	$ 14,068,938
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	26,716,000	25,120,253
		$39,189,191
Turkey – 1.8%
Republic of Turkey, 5.6%, 11/14/2024	$7,179,000	$ 7,067,438
Republic of Turkey, 4.25%, 3/13/2025	28,003,000	26,345,782
Republic of Turkey, 4.75%, 1/26/2026	16,311,000	15,160,096
Republic of Turkey, 4.875%, 10/09/2026	35,076,000	32,018,776
Republic of Turkey, 5.125%, 2/17/2028	10,083,000	8,948,663
Republic of Turkey, 5.25%, 3/13/2030	23,825,000	20,354,650
Republic of Turkey, 5.95%, 1/15/2031	10,541,000	9,255,694
Republic of Turkey, 5.875%, 6/26/2031	14,899,000	12,999,378
Republic of Turkey, 6.5%, 9/20/2033	14,329,000	12,761,407
Republic of Turkey, 6.625%, 2/17/2045	4,856,000	4,096,327
Republic of Turkey, 5.75%, 5/11/2047	16,294,000	12,481,530
		$161,489,741
Ukraine – 3.1%
Government of Ukraine, 7.75%, 9/01/2025	$25,612,000	$ 22,474,530
Government of Ukraine, 7.75%, 9/01/2026 (n)	10,000,000	8,725,360
Government of Ukraine, 7.75%, 9/01/2027	21,004,000	18,428,910
Government of Ukraine, 6.876%, 5/21/2029 (n)	24,986,000	20,926,774
Government of Ukraine, 6.876%, 5/21/2029	9,707,000	8,130,001
Government of Ukraine, 7.375%, 9/25/2032	53,121,000	44,831,999
Government of Ukraine, 7.253%, 3/15/2033 (n)	40,340,000	33,795,077
Government of Ukraine, 7.253%, 3/15/2033	20,183,000	16,908,429
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040	63,904,000	47,928,000
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)	1,969,000	1,475,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Ukraine – continued
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	$7,385,000	$ 5,532,747
NPC Ukrenergo (Ukraine), 6.875%, 11/09/2026 (n)	13,398,000	10,435,702
Oschadbank (State Savings Bank of Ukraine), 9.375%, 3/10/2023	2,100,000	1,945,440
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	15,439,900	14,239,355
Ukrainian Railways, 8.25%, 7/09/2024	21,118,000	17,527,940
Ukrainian Railways, 7.875%, 7/15/2026	12,262,000	9,775,757
		$283,081,171
United Arab Emirates – 3.2%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	$30,988,000	$ 34,666,895
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	12,433,000	12,277,587
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028	1,400,000	1,382,500
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	19,274,000	19,514,925
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	28,896,000	30,889,246
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170	28,184,000	29,983,267
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	11,649,000	13,237,691
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035	3,200,000	3,636,416
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	13,111,953	12,914,236
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027	2,055,165	2,024,175
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	9,842,000	9,263,989
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036	9,094,000	8,559,919
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	25,258,000	24,023,584
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040	3,200,000	3,043,609
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	15,163,000	14,580,496
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040	8,000,000	7,692,671
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	5,603,000	5,757,082
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026	21,381,000	21,968,977
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)	9,242,000	9,336,084
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027	16,472,000	15,895,480

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)		$15,269,000	$ 14,724,691
			$295,373,520
United States – 1.6%
Hyundai Capital America, 2.375%, 10/15/2027 (n)		$8,389,000	$ 8,196,698
Hyundai Capital America, 1.8%, 1/10/2028 (n)		11,056,000	10,445,924
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		19,011,000	18,036,686
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		6,913,000	7,206,872
JBS Investments II GmbH, 5.75%, 1/15/2028		14,890,000	15,522,974
JBS USA Holdings, Inc., 6.5%, 4/15/2029		8,428,000	9,133,929
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		11,346,000	12,296,341
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		15,622,000	18,934,352
U.S. Treasury Bonds, 2.5%, 2/15/2046		42,935,600	45,489,933
			$145,263,709
Uruguay – 0.8%
Oriental Republic of Uruguay, 5.1%, 6/18/2050		$5,924,000	$ 7,367,442
Oriental Republic of Uruguay, 4.975%, 4/20/2055		40,923,000	50,563,641
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	398,414,142	10,379,368
			$68,310,451
Uzbekistan – 1.1%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$18,090,000	$ 17,875,452
National Bank of Uzbekistan, 4.85%, 10/21/2025		21,640,000	20,963,750
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		10,036,000	9,351,545
Republic of Uzbekistan, 3.9%, 10/19/2031 (n)		12,063,000	11,236,323
Republic of Uzbekistan, 3.9%, 10/19/2031		7,394,000	6,887,289
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		20,085,000	19,882,222
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		18,246,000	16,867,770
			$103,064,351
Venezuela – 0.1%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		$10,104,000	$ 555,720
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	967,615
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		33,488,000	1,925,560
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		8,435,000	463,925
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		68,785,500	3,955,166
			$7,867,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Vietnam – 0.6%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$20,593,000	$ 18,970,272
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	6,800,000	6,264,160
Socialist Republic of Vietnam, 4.8%, 11/19/2024	29,378,000	31,388,244
		$56,622,676
Zambia – 0.5%
First Quantum Minerals Ltd., 7.25%, 4/01/2023	$5,413,000	$ 5,433,177
First Quantum Minerals Ltd., 7.5%, 4/01/2025	11,888,000	12,137,410
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	25,762,000	27,372,125
First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,300,000	1,381,250
		$46,323,962
Total Bonds (Identified Cost, $8,586,296,732)		$ 8,231,827,644
Common Stocks – 0.1%
Mexico – 0.0%
ICA Tenedora, S.A. de C.V. (u)	2,525,968	$ 2,081,708
United Kingdom – 0.1%
Petra Diamonds Ltd. (a)(l)	3,038,227	$ 3,450,728
Total Common Stocks (Identified Cost, $2,688,831)		$ 5,532,436

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Currency Options – 0.0%
Currency - PLN Put / USD Call - March 2022 @ PLN 4.1 (Premiums Paid, $669,657)	Put	JPMorgan Chase Bank N.A.	$ 92,203,184	PLN 376,212,000	$1,123,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 9.3%
Money Market Funds – 9.3%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $848,904,025)	848,921,522	$848,921,522
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j) (Identified Cost, $115,000)	115,000	$115,000

Other Assets, Less Liabilities – 0.3%		25,618,202
Net Assets – 100.0%		$9,113,138,549

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $848,921,522 and $8,238,598,825, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,415,832,268, representing 37.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Stoneway Capital Corp., 10%, 3/01/2027	2/10/17-10/01/18	$13,013,470	$3,776,398
% of Net assets			0.0%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	25,389,000	USD	4,674,657	Goldman Sachs International	3/03/2022	$72,415
BRL	85,420,000	USD	15,583,326	JPMorgan Chase Bank N.A.	3/03/2022	387,960
CLP	8,573,010,000	USD	10,662,948	Citibank N.A.	2/25/2022	11,108
CLP	762,634,606	USD	938,881	Goldman Sachs International	4/26/2022	2,282
HUF	3,009,856,000	USD	9,377,229	State Street Bank Corp.	4/08/2022	72,791
INR	79,878,968	USD	1,046,180	Barclays Bank PLC	3/14/2022	19,415
USD	375,528,290	EUR	330,079,336	Citibank N.A.	4/08/2022	4,129,633
USD	34,049,732	EUR	29,932,778	Goldman Sachs International	4/08/2022	369,970
USD	242,022,110	EUR	212,743,741	JPMorgan Chase Bank N.A.	4/08/2022	2,647,113
USD	18,714,598	MXN	387,685,622	Goldman Sachs International	4/08/2022	132,951
USD	7,503,334	RUB	582,136,000	Goldman Sachs International	4/25/2022	132,046
USD	3,838,747	RUB	294,787,000	JPMorgan Chase Bank N.A.	4/25/2022	106,012
						$8,083,696
Liability Derivatives
CLP	1,861,164,000	USD	2,329,367	Barclays Bank PLC	2/25/2022	$(12,075)
CLP	3,070,771,000	USD	3,840,085	Citibank N.A.	2/25/2022	(16,741)
CLP	1,817,474,000	USD	2,274,117	Goldman Sachs International	2/25/2022	(11,222)
CLP	3,070,770,000	USD	3,833,670	JPMorgan Chase Bank N.A.	2/25/2022	(10,326)
CZK	314,171,000	USD	14,445,109	BNP Paribas S.A.	4/08/2022	(42,306)
EUR	1,806,031	USD	2,032,460	JPMorgan Chase Bank N.A.	4/08/2022	(350)
IDR	10,810,193,057	USD	751,857	JPMorgan Chase Bank N.A.	2/22/2022	(1,183)
RUB	356,016,000	USD	4,884,530	Citibank N.A.	4/25/2022	(376,483)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
RUB	1,287,826,000	USD	17,122,727	JPMorgan Chase Bank N.A.	4/25/2022	$(815,652)
USD	13,406,600	BRL	78,013,006	Banco Santander S.A.	3/03/2022	(1,179,773)
USD	9,087,985	BRL	51,869,676	Merrill Lynch International	3/03/2022	(610,275)
USD	19,725,132	EUR	17,531,479	HSBC Bank	4/08/2022	(937)
USD	9,327,429	HUF	3,009,855,000	JPMorgan Chase Bank N.A.	4/08/2022	(122,587)
USD	18,356,049	INR	1,379,916,000	Barclays Bank PLC	3/14/2022	(52,202)
USD	9,367,521	RUB	766,919,000	Citibank N.A.	4/25/2022	(343,578)
USD	16,650,712	ZAR	258,565,568	BNP Paribas S.A.	4/08/2022	(18,167)
						$(3,613,857)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	53	$7,873,946	March – 2022	$123,729
Euro-Bund 10 yr	Short	EUR	1,224	232,543,635	March – 2022	7,244,016
Euro-OAT 10 yr	Short	EUR	63	11,395,861	March – 2022	366,484
						$7,734,229
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	293	$45,598,125	March – 2022	$(720,114)
U.S. Treasury Note 10 yr	Long	USD	388	49,651,875	March – 2022	(418,500)
U.S. Treasury Ultra Bond	Long	USD	290	54,791,875	March – 2022	(925,457)
						$(2,064,071)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(112,715)	$(383,029)	$(495,744)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Republic of Korea, 2.75%, 1/19/2027.
At January 31, 2022, the fund had cash collateral of $2,910,000 and other liquid securities with an aggregate value of $8,194,535 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 1/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $158,412 of securities on loan (identified cost, $8,589,770,220)	$8,238,598,825
Investments in affiliated issuers, at value (identified cost, $848,904,025)	848,921,522
Cash	25,581,896
Foreign currency, at value (identified cost, $2,327,667)	2,343,695
Restricted cash for
Uncleared derivatives	2,910,000
Receivables for
Forward foreign currency exchange contracts	8,083,696
Net daily variation margin on open futures contracts	1,176,870
Investments sold	32,493,975
Fund shares sold	30,175,064
Interest	100,402,659
Other assets	22,779
Total assets	$9,290,710,981
Liabilities
Payables for
Distributions	$2,823,961
Forward foreign currency exchange contracts	3,613,857
Investments purchased	38,242,763
Fund shares reacquired	73,256,274
When-issued investments purchased	47,415,371
Collateral for securities loaned, at value (c)	115,000
Uncleared swaps, at value (net of unamortized premiums received, $383,029)	495,744
Payable to affiliates
Investment adviser	647,741
Administrative services fee	6,197
Shareholder servicing costs	2,052,869
Distribution and service fees	15,823
Payable for independent Trustees' compensation	21,525
Deferred country tax expense payable	8,394,617
Accrued expenses and other liabilities	470,690
Total liabilities	$177,572,432
Net assets	$9,113,138,549

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$9,888,916,161
Total distributable earnings (loss)	(775,777,612)
Net assets	$9,113,138,549
Shares of beneficial interest outstanding	652,772,538

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$404,586,248	29,005,656	$13.95
Class B	3,262,919	235,711	13.84
Class C	25,068,646	1,814,895	13.81
Class I	5,548,738,469	397,762,850	13.95
Class R1	341,229	24,343	14.02
Class R2	11,605,979	827,969	14.02
Class R3	32,730,280	2,341,405	13.98
Class R4	43,919,646	3,141,788	13.98
Class R6	3,042,885,133	217,617,921	13.98

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.57 [100 / 95.75 x $13.95]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 1/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$213,717,959
Dividends	1,736,186
Other	481,248
Dividends from affiliated issuers	170,776
Income on securities loaned	7,845
Foreign taxes withheld	(548,629)
Total investment income	$215,565,385
Expenses
Management fee	$31,178,736
Distribution and service fees	780,056
Shareholder servicing costs	3,944,808
Administrative services fee	286,695
Independent Trustees' compensation	49,829
Custodian fee	217,286
Shareholder communications	126,626
Audit and tax fees	41,826
Legal fees	24,082
Miscellaneous	354,482
Total expenses	$37,004,426
Reduction of expenses by investment adviser and distributor	(642,258)
Net expenses	$36,362,168
Net investment income (loss)	$179,203,217

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(18,293,106)
Futures contracts	(3,196,726)
Swap agreements	(101,247)
Forward foreign currency exchange contracts	31,602,291
Foreign currency	(712,445)
Net realized gain (loss)	$9,298,767
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $563,110 decrease in deferred country tax)	$(617,589,729)
Futures contracts	7,087,229
Swap agreements	54,887
Forward foreign currency exchange contracts	6,287,265
Translation of assets and liabilities in foreign currencies	(106,773)
Net unrealized gain (loss)	$(604,267,121)
Net realized and unrealized gain (loss)	$(594,968,354)
Change in net assets from operations	$(415,765,137)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21
Change in net assets
From operations
Net investment income (loss)	$179,203,217	$300,263,415
Net realized gain (loss)	9,298,767	74,830,066
Net unrealized gain (loss)	(604,267,121)	30,202,838
Change in net assets from operations	$(415,765,137)	$405,296,319
Total distributions to shareholders	$(220,021,725)	$(323,053,816)
Change in net assets from fund share transactions	$187,645,851	$3,075,167,944
Total change in net assets	$(448,141,011)	$3,157,410,447
Net assets
At beginning of period	9,561,279,560	6,403,869,113
At end of period	$9,113,138,549	$9,561,279,560
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$14.93	$14.73	$14.68	$13.99	$14.81	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.51	$0.56	$0.64	$0.61	$0.63(c)
Net realized and unrealized gain (loss)	(0.92)	0.24	0.10	0.70	(0.79)	(0.04)(g)
Total from investment operations	$(0.66)	$0.75	$0.66	$1.34	$(0.18)	$0.59
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.55)	$(0.61)	$(0.65)	$(0.64)	$(0.65)
Net asset value, end of period (x)	$13.95	$14.93	$14.73	$14.68	$13.99	$14.81
Total return (%) (r)(s)(t)(x)	(4.47)(n)	5.19	4.69	9.83	(1.32)	4.03(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.07	1.08	1.07	1.07	1.09(c)
Expenses after expense reductions	1.04(a)	1.06	1.06	1.04	1.05	1.06(c)
Net investment income (loss)	3.51(a)	3.42	3.84	4.51	4.12	4.23(c)
Portfolio turnover	30(n)	56	75	94	100	100
Net assets at end of period (000 omitted)	$404,586	$431,359	$377,703	$382,984	$330,096	$392,012
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$14.87	$14.75	$14.71	$14.13	$14.97	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.45	$0.53	$0.50	$0.52(c)
Net realized and unrealized gain (loss)	(0.96)	0.15(g)	0.10	0.59	(0.81)	0.02(g)
Total from investment operations	$(0.76)	$0.56	$0.55	$1.12	$(0.31)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.44)	$(0.51)	$(0.54)	$(0.53)	$(0.54)
Net asset value, end of period (x)	$13.84	$14.87	$14.75	$14.71	$14.13	$14.97
Total return (%) (r)(s)(t)(x)	(5.20)(n)	3.84	3.83	8.16	(2.14)	3.67(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.81(a)	1.82	1.83	1.82	1.82	1.84(c)
Expenses after expense reductions	1.79(a)	1.81	1.82	1.81	1.81	1.83(c)
Net investment income (loss)	2.75(a)	2.70	3.12	3.76	3.36	3.47(c)
Portfolio turnover	30(n)	56	75	94	100	100
Net assets at end of period (000 omitted)	$3,263	$4,286	$8,088	$13,938	$19,703	$26,980

Class C	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$14.83	$14.73	$14.70	$14.10	$14.93	$14.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.45	$0.53	$0.50	$0.52(c)
Net realized and unrealized gain (loss)	(0.95)	0.13(g)	0.08	0.61	(0.80)	0.01(g)
Total from investment operations	$(0.75)	$0.54	$0.53	$1.14	$(0.30)	$0.53
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.44)	$(0.50)	$(0.54)	$(0.53)	$(0.54)
Net asset value, end of period (x)	$13.81	$14.83	$14.73	$14.70	$14.10	$14.93
Total return (%) (r)(s)(t)(x)	(5.15)(n)	3.70	3.76	8.31	(2.08)	3.61(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.81(a)	1.82	1.83	1.82	1.82	1.84(c)
Expenses after expense reductions	1.79(a)	1.81	1.82	1.81	1.81	1.83(c)
Net investment income (loss)	2.75(a)	2.70	3.12	3.76	3.36	3.47(c)
Portfolio turnover	30(n)	56	75	94	100	100
Net assets at end of period (000 omitted)	$25,069	$31,537	$62,772	$113,863	$142,037	$185,167
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$14.93	$14.74	$14.82	$14.16	$14.97	$14.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.55	$0.59	$0.67	$0.64	$0.66(c)
Net realized and unrealized gain (loss)	(0.92)	0.23	(0.02)(g)	0.67	(0.77)	0.08(g)
Total from investment operations	$(0.64)	$0.78	$0.57	$1.34	$(0.13)	$0.74
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.59)	$(0.65)	$(0.68)	$(0.68)	$(0.68)
Net asset value, end of period (x)	$13.95	$14.93	$14.74	$14.82	$14.16	$14.97
Total return (%) (r)(s)(t)(x)	(4.35)(n)	5.38	4.02	9.80	(0.95)	5.13(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.82	0.83	0.82	0.82	0.84(c)
Expenses after expense reductions	0.79(a)	0.81	0.82	0.81	0.81	0.83(c)
Net investment income (loss)	3.76(a)	3.66	4.06	4.74	4.35	4.46(c)
Portfolio turnover	30(n)	56	75	94	100	100
Net assets at end of period (000 omitted)	$5,548,738	$5,960,448	$4,345,513	$3,879,907	$3,658,375	$4,348,855
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$15.00	$14.82	$14.88	$14.22	$15.04	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.40	$0.44	$0.53	$0.50	$0.52(c)
Net realized and unrealized gain (loss)	(0.91)	0.22	0.01(g)	0.67	(0.78)	0.04(g)
Total from investment operations	$(0.71)	$0.62	$0.45	$1.20	$(0.28)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.44)	$(0.51)	$(0.54)	$(0.54)	$(0.54)
Net asset value, end of period (x)	$14.02	$15.00	$14.82	$14.88	$14.22	$15.04
Total return (%) (r)(s)(t)(x)	(4.80)(n)	4.25	3.13	8.71	(1.98)	3.81(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.81(a)	1.82	1.84	1.82	1.82	1.84(c)
Expenses after expense reductions	1.79(a)	1.81	1.82	1.81	1.81	1.83(c)
Net investment income (loss)	2.77(a)	2.69	3.07	3.75	3.36	3.47(c)
Portfolio turnover	30(n)	56	75	94	100	100
Net assets at end of period (000 omitted)	$341	$333	$582	$648	$617	$814

Class R2	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$15.00	$14.81	$14.87	$14.22	$15.02	$15.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.48	$0.52	$0.60	$0.57	$0.59(c)
Net realized and unrealized gain (loss)	(0.92)	0.23	(0.00)(g)(w)	0.66	(0.76)	0.03(g)
Total from investment operations	$(0.68)	$0.71	$0.52	$1.26	$(0.19)	$0.62
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.52)	$(0.58)	$(0.61)	$(0.61)	$(0.61)
Net asset value, end of period (x)	$14.02	$15.00	$14.81	$14.87	$14.22	$15.02
Total return (%) (r)(s)(t)(x)	(4.56)(n)	4.84	3.65	9.17	(1.35)	4.26(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.31(a)	1.32	1.34	1.32	1.32	1.34(c)
Expenses after expense reductions	1.29(a)	1.31	1.32	1.31	1.31	1.33(c)
Net investment income (loss)	3.26(a)	3.19	3.60	4.26	3.86	3.97(c)
Portfolio turnover	30(n)	56	75	94	100	100
Net assets at end of period (000 omitted)	$11,606	$12,688	$15,944	$18,952	$21,881	$23,567
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$14.96	$14.75	$14.80	$14.16	$14.96	$14.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.51	$0.56	$0.64	$0.61	$0.63(c)
Net realized and unrealized gain (loss)	(0.92)	0.26	(0.00)(g)(w)	0.65	(0.77)	0.03(g)
Total from investment operations	$(0.66)	$0.77	$0.56	$1.29	$(0.16)	$0.66
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.56)	$(0.61)	$(0.65)	$(0.64)	$(0.65)
Net asset value, end of period (x)	$13.98	$14.96	$14.75	$14.80	$14.16	$14.96
Total return (%) (r)(s)(t)(x)	(4.46)(n)	5.25	3.97	9.39	(1.13)	4.52(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.07	1.08	1.07	1.07	1.09(c)
Expenses after expense reductions	1.04(a)	1.06	1.07	1.06	1.06	1.08(c)
Net investment income (loss)	3.52(a)	3.42	3.86	4.51	4.11	4.22(c)
Portfolio turnover	30(n)	56	75	94	100	100
Net assets at end of period (000 omitted)	$32,730	$36,080	$23,775	$32,190	$38,001	$42,893

Class R4	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$14.96	$14.76	$14.84	$14.17	$14.97	$14.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.55	$0.60	$0.67	$0.64	$0.66(c)
Net realized and unrealized gain (loss)	(0.92)	0.24	(0.03)(g)	0.68	(0.76)	0.04(g)
Total from investment operations	$(0.64)	$0.79	$0.57	$1.35	$(0.12)	$0.70
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.59)	$(0.65)	$(0.68)	$(0.68)	$(0.68)
Net asset value, end of period (x)	$13.98	$14.96	$14.76	$14.84	$14.17	$14.97
Total return (%) (r)(s)(t)(x)	(4.34)(n)	5.45	4.02	9.88	(0.88)	4.85(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.82	0.83	0.82	0.82	0.84(c)
Expenses after expense reductions	0.79(a)	0.81	0.82	0.81	0.81	0.83(c)
Net investment income (loss)	3.77(a)	3.68	4.13	4.74	4.36	4.47(c)
Portfolio turnover	30(n)	56	75	94	100	100
Net assets at end of period (000 omitted)	$43,920	$40,988	$39,791	$75,510	$65,918	$74,239
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/22 (unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Net asset value, beginning of period	$14.96	$14.77	$14.90	$14.22	$15.00	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.56	$0.60	$0.68	$0.65	$0.68(c)
Net realized and unrealized gain (loss)	(0.92)	0.24	(0.07)(g)	0.69	(0.74)	0.05(g)
Total from investment operations	$(0.63)	$0.80	$0.53	$1.37	$(0.09)	$0.73
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.61)	$(0.66)	$(0.69)	$(0.69)	$(0.70)
Net asset value, end of period (x)	$13.98	$14.96	$14.77	$14.90	$14.22	$15.00
Total return (%) (r)(s)(t)(x)	(4.28)(n)	5.49	3.79	10.02	(0.65)	5.01(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69(a)	0.71	0.73	0.73	0.73	0.76(c)
Expenses after expense reductions	0.67(a)	0.69	0.72	0.72	0.72	0.74(c)
Net investment income (loss)	3.89(a)	3.75	4.17	4.85	4.42	4.56(c)
Portfolio turnover	30(n)	56	75	94	100	100
Net assets at end of period (000 omitted)	$3,042,885	$3,043,561	$1,529,701	$1,330,252	$1,753,566	$875,984

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) - continued
security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$3,450,728	$—	$3,450,728
Mexico	—	—	2,081,708	2,081,708
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	64,424,285	—	64,424,285
Non - U.S. Sovereign Debt	—	5,577,487,161	—	5,577,487,161
U.S. Corporate Bonds	—	80,839,424	—	80,839,424
Foreign Bonds	—	2,509,076,774	—	2,509,076,774
Purchased Currency Options	—	1,123,745	—	1,123,745
Mutual Funds	849,036,522	—	—	849,036,522
Total	$849,036,522	$8,236,402,117	$2,081,708	$9,087,520,347
Other Financial Instruments
Futures Contracts – Assets	$7,734,229	$—	$—	$7,734,229
Futures Contracts – Liabilities	(2,064,071)	—	—	(2,064,071)
Forward Foreign Currency Exchange Contracts – Assets	—	8,083,696	—	8,083,696
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,613,857)	—	(3,613,857)
Swap Agreements – Liabilities	—	(495,744)	—	(495,744)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/21	$—
Transfers into level 3	2,081,708
Balance as of 1/31/22	$2,081,708
At January 31, 2022, the fund held one level 3 security.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$7,734,229	$(2,064,071)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	8,083,696	(3,613,857)
Foreign Exchange	Purchased Option Contracts	1,123,745	—
Credit	Uncleared Swap Agreements	—	(495,744)
Total		$16,941,670	$(6,173,672)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(3,196,726)	$ —	$ —
Foreign Exchange	—	—	31,602,291
Credit	—	(101,247)	—
Total	$(3,196,726)	$(101,247)	$31,602,291
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended January 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$7,087,229	$ —	$ —	$ —
Foreign Exchange	—	—	6,287,265	454,088
Credit	—	54,887	—	—
Total	$7,087,229	$54,887	$6,287,265	$454,088
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are

Notes to Financial Statements (unaudited) - continued
amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment

Notes to Financial Statements (unaudited) - continued
obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2022, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $158,412. The fair value of the fund's investment securities on loan and a related liability of $115,000 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $47,216 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related

Notes to Financial Statements (unaudited) - continued
payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain

Notes to Financial Statements (unaudited) - continued
tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/21
Ordinary income (including any short-term capital gains)	$323,053,816
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/22
Cost of investments	$9,519,946,447
Gross appreciation	60,487,382
Gross depreciation	(492,913,482)
Net unrealized appreciation (depreciation)	$ (432,426,100)
As of 7/31/21
Undistributed ordinary income	69,513,711
Capital loss carryforwards	(355,422,921)
Other temporary differences	(38,104,919)
Net unrealized appreciation (depreciation)	184,023,379
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of July 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(180,455,721)
Long-Term	(174,967,200)
Total	$(355,422,921)

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/22	Year ended 7/31/21
Class A	$9,382,101	$14,820,828
Class B	69,068	176,891
Class C	528,521	1,341,045
Class I	133,843,621	201,249,526
Class R1	6,226	13,273
Class R2	251,113	495,202
Class R3	745,428	1,036,005
Class R4	931,973	1,599,084
Class R6	74,263,674	102,321,962
Total	$220,021,725	$323,053,816
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion and up to $12.5 billion	0.60%
In excess of $12.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended January 31, 2022, this management fee reduction amounted to $641,997, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2022 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,195 for the six months ended January 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 537,308
Class B	0.75%	0.25%	1.00%	1.00%	19,428
Class C	0.75%	0.25%	1.00%	1.00%	148,216
Class R1	0.75%	0.25%	1.00%	1.00%	1,715
Class R2	0.25%	0.25%	0.50%	0.50%	30,690
Class R3	—	0.25%	0.25%	0.25%	42,699
Total Distribution and Service Fees					$780,056
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2022, this rebate amounted to $224, $2, and $35 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2022, were as follows:
Amount
Class A	$9,506
Class B	1,297
Class C	2,200
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2022, the fee was $139,941, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other

Notes to Financial Statements (unaudited) - continued
shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,804,867.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2022 was equivalent to an annual effective rate of 0.0061% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended January 31, 2022, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,808,944	$—
Non-U.S. Government securities	2,602,237,220	2,628,718,912

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/22		Year ended 7/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,797,559	$40,975,526	12,849,829	$192,581,861
Class B	165	2,393	9,836	146,873
Class C	98,068	1,447,731	477,389	7,205,583
Class I	62,655,014	915,103,161	163,153,328	2,441,354,342
Class R1	2,042	29,854	3,960	59,541
Class R2	71,826	1,052,961	165,598	2,493,791
Class R3	284,684	4,169,442	1,205,994	17,893,245
Class R4	559,882	7,932,685	554,169	8,307,849
Class R6	28,500,474	415,869,412	125,478,111	1,870,521,836
	94,969,714	$1,386,583,165	303,898,214	$4,540,564,921
Shares issued to shareholders in reinvestment of distributions
Class A	484,401	$7,027,631	752,451	$11,248,529
Class B	4,547	66,305	10,959	164,470
Class C	34,752	505,935	85,585	1,282,530
Class I	8,929,135	129,177,057	13,025,656	194,149,229
Class R1	427	6,221	876	13,155
Class R2	17,227	250,972	32,909	493,744
Class R3	51,311	744,738	69,281	1,035,683
Class R4	64,175	931,591	106,879	1,598,230
Class R6	4,387,233	63,575,565	5,898,179	88,197,832
	13,973,208	$202,286,015	19,982,775	$298,183,402
Shares reacquired
Class A	(3,167,614)	$(46,120,925)	(10,352,007)	$(155,760,448)
Class B	(57,296)	(842,015)	(280,829)	(4,229,092)
Class C	(444,535)	(6,496,926)	(2,698,570)	(40,914,404)
Class I	(73,058,513)	(1,067,585,504)	(71,838,243)	(1,069,071,032)
Class R1	(328)	(4,640)	(21,915)	(336,826)
Class R2	(106,791)	(1,573,226)	(429,077)	(6,435,496)
Class R3	(405,974)	(6,000,292)	(475,585)	(7,140,890)
Class R4	(222,667)	(3,225,605)	(617,415)	(9,238,671)
Class R6	(18,659,478)	(269,374,196)	(31,551,828)	(470,453,520)
	(96,123,196)	$(1,401,223,329)	(118,265,469)	$(1,763,580,379)

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/22		Year ended 7/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	114,346	$1,882,232	3,250,273	$48,069,942
Class B	(52,584)	(773,317)	(260,034)	(3,917,749)
Class C	(311,715)	(4,543,260)	(2,135,596)	(32,426,291)
Class I	(1,474,364)	(23,305,286)	104,340,741	1,566,432,539
Class R1	2,141	31,435	(17,079)	(264,130)
Class R2	(17,738)	(269,293)	(230,570)	(3,447,961)
Class R3	(69,979)	(1,086,112)	799,690	11,788,038
Class R4	401,390	5,638,671	43,633	667,408
Class R6	14,228,229	210,070,781	99,824,462	1,488,266,148
	12,819,726	$187,645,851	205,615,520	$3,075,167,944
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2022, the fund’s commitment fee and interest expense were $17,266 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$541,153,205	$1,403,032,214	$1,095,263,897	$—	$—	$848,921,522

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$170,776	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.

Notes to Financial Statements (unaudited) - continued
(10) Subsequent Event
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities will be considered illiquid and the value of those securities will reflect their illiquid classification. This may negatively impact the fund’s performance and/or ability to achieve its investment objective. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Fund is included as part of the report to shareholders of such series of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 18, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2022

*	Print name and title of each signing officer under his or her signature.